INCOME TAXES - Effective tax rate and the statutory federal rate (Details) (USD $)	12 Months Ended		16 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax benefit computed at ""expected"" statutory rate	$ (16,695,036)	$ (8,349,698)
State income taxes, net of benefit
Stock based compensation and consulting	240,786	520,660
Derivative expense		896,000
Loss (gain) from change in fair value of derivative liability	494,700	(579,564)
Amortization of debt discount, deferred financing cost, and other non-cash interest	3,768,000	883,400
Stock based settlement expense	1,660,300	1,618,900
Loss on extinguishment of debts	1,621,700
Other	55,334	3,050
Increase in valuation allowance	8,854,216	5,007,252
Income Tax Expense (Benefit)
Percentages
Computed ""expected"" tax expense (benefit)	34.00%	34.00%
State income taxes	0.00%	0.00%
Permanent differences	15.50%	13.60%
Change in valuation allowance	18.50%	20.40%
Effective tax rate	0.00%	0.00%